SUPPLEMENT DATED DECEMBER 16, 2004

                     TO THE PROSPECTUS DATED MAY 1, 2004 FOR

                                 PERSPECTIVE(SM)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I


THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

EXPLANATION: With the "Fund Annual Expenses" table, the column entitled "Estimated Distribution (12b-1) Fee" and the related footnote are deleted in their entirety because, effective December 13, 2004, the Brokerage Enhancement Plan of the JNL Series Trust no longer uses available brokerage commissions to promote services and the sale of shares of the Fund. We have updated the annual expenses of the Funds. Also, effective January 1, 2005, the advisory fee of certain Funds is reduced, as noted. As a result of these changes, please entirely replace the "Total Annual Fund Operating Expenses," "Fund Annual Expenses" table and accompanying footnotes, and "Examples" sections of the prospectus with the following:

TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, including management and administration fees and other expenses)

Minimum: 0.59%

Maximum: 1.33%



FUND ANNUAL EXPENSES (as an annual percentage of the Fund's average daily net assets)


                                                               MANAGEMENT AND    12B-1
                                                               ADMINISTRATIVE    SERVICE         OTHER         TOTAL FUND
                         FUND NAME                                  FEE*           FEE**      EXPENSES***   ANNUAL EXPENSES
------------------------------------------------------------ ------------------- ---------- --------------- -----------------
JNL/AIM Large Cap Growth Fund#                                    0.81%            0.20%          0%              1.01%
JNL/AIM Small Cap Growth Fund                                     0.95%            0.20%          0%              1.15%
JNL/Alger Growth Fund                                             0.80%            0.20%          0%              1.00%
JNL/Alliance Capital Growth Fund                                  0.68%            0.20%          0%              0.88%
JNL/Eagle Core Equity Fund                                        0.76%            0.20%          0%              0.96%
JNL/Eagle SmallCap Equity Fund                                    0.85%            0.20%          0%              1.05%
JNL/FMR Balanced Fund++++                                         0.80%            0.20%          0%              1.00%
JNL/FMR Capital Growth Fund++++                                   0.80%            0.20%          0%              1.00%
JNL/JPMorgan International Value Fund                             0.93%            0.20%          0%              1.13%
JNL/Lazard Mid Cap Value Fund#                                    0.82%            0.20%          0%              1.02%
JNL/Lazard Small Cap Value Fund#                                  0.85%            0.20%          0%              1.05%
JNL/Mellon Capital Management S&P 500 Index Fund+++               0.39%            0.20%          0%              0.59%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund+++        0.39%            0.20%          0%              0.59%
JNL/Mellon Capital Management Small Cap Index Fund+++             0.39%            0.20%          0%              0.59%
JNL/Mellon Capital Management International Index Fund            0.45%            0.20%          0%              0.65%
JNL/Mellon Capital Management Bond Index Fund                     0.40%            0.20%          0%              0.60%
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index
  Fund+++                                                         0.56%            0.20%          0%              0.76%
JNL/Oppenheimer Global Growth Fund                                0.85%            0.20%          0%              1.05%
JNL/Oppenheimer Growth Fund                                       0.80%            0.20%          0%              1.00%
JNL/PIMCO Total Return Bond Fund                                  0.60%            0.20%          0%              0.80%
JNL/Putnam Equity Fund                                            0.77%            0.20%          0%              0.97%
JNL/Putnam International Equity Fund                              0.93%            0.20%          0%              1.13%
JNL/Putnam Midcap Growth Fund                                     0.85%            0.20%          0%              1.05%
JNL/Putnam Value Equity Fund                                      0.75%            0.20%          0%              0.95%
JNL/Salomon Brothers High Yield Bond Fund                         0.60%            0.20%          0%              0.80%
JNL/Salomon Brothers Strategic Bond Fund                          0.74%            0.20%          0%              0.94%
JNL/Salomon Brothers U.S. Government & Quality Bond Fund          0.59%            0.20%          0%              0.79%
JNL/Select Balanced Fund                                          0.59%            0.20%          0%              0.79%
JNL/Select Global Growth Fund+++++                                0.89%            0.20%          0%              1.09%
JNL/Select Large Cap Growth Fund+++++                             0.78%            0.20%          0%              0.98%
JNL/Select Money Market Fund                                      0.40%            0.20%          0%              0.60%
JNL/Select Value Fund                                             0.65%            0.20%          0%              0.85%
JNL/T. Rowe Price Established Growth Fund#                        0.70%            0.20%          0%              0.90%
JNL/T. Rowe Price Mid-Cap Growth Fund                             0.82%            0.20%          0%              1.02%
JNL/T. Rowe Price Value Fund#                                     0.77%            0.20%          0%              0.97%
JNL/S&P Managed Conservative Fund****                             0.18%              0%           0%              0.18%
JNL/S&P Managed Moderate Fund****                                 0.18%              0%           0%              0.18%
JNL/S&P Managed Moderate Growth Fund****                          0.17%              0%           0%              0.17%
JNL/S&P Managed Growth Fund****                                   0.16%              0%           0%              0.16%
JNL/S&P Managed Aggressive Growth Fund****                        0.17%              0%           0%              0.17%
JNL/Mellon Capital Management The DowSM 10 Fund                   0.45%            0.20%         0.01%            0.66%
JNL/Mellon Capital Management The S&P(R) 10 Fund                  0.45%            0.20%         0.01%            0.66%
JNL/Mellon Capital Management Global 15 Fund+++                   0.50%            0.20%         0.01%            0.71%
JNL/Mellon Capital Management 25 Fund+++                          0.45%            0.20%         0.01%            0.66%
JNL/Mellon Capital Management Select Small-Cap Fund+++            0.45%            0.20%         0.01%            0.66%
JNL/Mellon Capital Management JNL 5 Fund                          0.52%            0.20%         0.01%            0.73%
JNL/Mellon Capital Management NASDAQ(R) 15 Fund                   0.52%            0.20%         0.05%            0.77%
JNL/Mellon Capital Management Value Line(R) 25 Fund               0.52%            0.20%         0.16%            0.88%
JNL/Mellon Capital Management VIP Fund                            0.52%            0.20%         0.05%            0.77%
JNL/Mellon Capital Management Communications Sector Fund+++       0.52%            0.20%         0.01%            0.73%
JNL/Mellon Capital Management Consumer Brands Sector Fund+++      0.52%            0.20%         0.02%            0.74%
JNL/Mellon Capital Management Energy Sector Fund+++               0.52%            0.20%         0.02%            0.74%
JNL/Mellon Capital Management Financial Sector Fund               0.52%            0.20%         0.01%            0.73%
JNL/Mellon Capital Management Pharmaceutical/Healthcare
   Sector Fund+++                                                 0.52%            0.20%         0.02%            0.74%
JNL/Mellon Capital Management Technology Sector Fund+++           0.52%            0.20%         0.01%            0.73%
------------------------------------------------------------ ------------------- ---------- --------------- -----------------

# Effective January 1, 2005. Until then, the Management and Administrative Fee for each of the Funds is as noted:

         JNL/AIM Large Cap Growth Fund .................................0.85%
         JNL/Lazard Mid Cap Value Fund..................................0.88%
         JNL/Lazard Small Cap Value Fund................................0.92%
         JNL/T. Rowe Price Established Growth Fund......................0.72%
         JNL/T. Rowe Price Value Fund...................................0.79%

* Certain Funds pay Jackson National Asset Management, LLC, the administrator, an administrative fee for certain services provided to the Fund by the administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; the five JNL/S&P Funds pay an administrative fee of 0.05%; the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Total Fund Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee. The management fee reflects a reduction in connection with the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares. The management fees shown in the table for the JNL/Mellon Capital Management funds are lower than the actual fees incurred in 2003, to reflect reductions in the contractual management fee rates.

** Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

*** Other Expenses include the costs associated with license fees paid by certain Funds and the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

**** UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.75% to 1.33% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Managed Conservative Fund............................  1.002%
         JNL/S&P Managed Moderate Fund................................  1.035%
         JNL/S&P Managed Moderate Growth Fund.........................  1.070%
         JNL/S&P Managed Growth Fund..................................  1.111%
         JNL/S&P Managed Aggressive Growth Fund ......................  1.128%

S&P NAME. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

+DOW JONES NAME. "Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM" and "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The Dow 10 Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management The DowSM 10 Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product. As of February 18, 2004, Mellon Capital Management Corporation replaced Curian Capital LLC as the sub-adviser to this Fund.

++JNL/Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. As of February 18, 2004, Mellon Capital Management Corporation replaced Curian Capital LLC as the sub-adviser to this Fund.

+++As of February 18, 2004, Mellon Capital Management Corporation replaced Curian Capital LLC as the sub-adviser to this Fund.

++++As of May 3, 2004, Fidelity Management & Research Company replaced Janus Capital Management LLC as the sub-adviser to this Fund.

+++++As of May 3, 2004, Wellington Management Company LLP replaced Janus Capital Management LLC as the sub-adviser to this Fund.

EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, Contract fees, separate account annual expenses and Fund fees and expenses.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The examples also assume that your investment has a 5% annual return on assets each year. Your actual costs may be higher or lower than the costs shown in the examples.

The following examples include maximum Fund fees and expenses and the cost of the Earnings Protection Benefit Endorsement and the Maximum Anniversary Value Death Benefit Option. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$314              $960              $1,630           $3,420

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$1,014            $1,460            $1,930           $3,420

The following examples include minimum Fund fees and expenses and include no optional endorsements. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$210              $649              $1,114           $2,400

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$910              $1,149            $1,414           $2,400

The following examples include maximum Fund fees and expenses and include the cost of the Earnings Protection Benefit Endorsement. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$304              $930              $1,582           $3,327

If you surrender your Contract at the end of each time period or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$1,004            $1,430            $1,882           $3,327

The following examples include minimum Fund fees and expenses and include the cost of the Earnings Protection Benefit Endorsement. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$230              $709              $1,215           $2,605

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$930              $1,209            $1,515           $2,605

The following examples include maximum Fund fees and expenses and include the cost of the Maximum Anniversary Value Death Benefit Option. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$294              $901              $1,553           $3,233

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$994              $1,401            $1,833           $3,233

The following examples include minimum Fund fees and expenses and include the cost of the Maximum Anniversary Value Death Benefit Option. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$220              $679              $1,164           $2,503

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$920              $1,179            $1,464           $2,503


(To be used with VC3656 Rev. 05/04)


                                                                     V5896 12/04